Share-Based Compensation (Compensation Expense for all Employee and Director Share-based Compensation Plans) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ (14)	$ 63
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	8	11
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	(39)	13
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	23	33
Stock Appreciation Rights (SAR) and Tandem Stock Appreciation Rights (TSAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	(2)	4
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Compensation expense	$ (4)	$ 2